Distribution Date:	11/15/21	COMM 2015-PC1 Mortgage Trust
Determination Date:	11/08/21
Next Distribution Date:	12/10/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2015-PC1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street, | New York, NY 10005
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	19		David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	24-25
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	26		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	27		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	28	Controlling Class	RREF II CMBS AIV, L.P.
Interest Shortfall Detail - Collateral Level	29	Representative
			-
Supplemental Notes	30
			, | ,

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12593GAA0	1.667000%	57,360,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12593GAB8	3.148000%	121,750,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12593GAC6	3.608000%	99,640,000.00	71,279,963.27	1,498,506.16	214,315.09	0.00	0.00	1,712,821.25	69,781,457.11	37.10%	30.00%
A-3	12593GAD4	3.725000%	20,110,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12593GAE2	3.620000%	225,000,000.00	173,208,608.94	0.00	522,512.64	0.00	0.00	522,512.64	173,208,608.94	37.10%	30.00%
A-5	12593GAF9	3.902000%	500,197,000.00	500,197,000.00	0.00	1,626,473.91	0.00	0.00	1,626,473.91	500,197,000.00	37.10%	30.00%
A-M	12593GAH5	4.290000%	76,804,000.00	76,804,000.00	0.00	274,574.30	0.00	0.00	274,574.30	76,804,000.00	30.61%	24.75%
B	12593GAJ1	4.463109%	107,892,000.00	107,892,000.00	0.00	401,278.13	0.00	0.00	401,278.13	107,892,000.00	21.47%	17.38%
C	12593GAK8	4.463109%	73,146,000.00	73,146,000.00	0.00	272,048.81	0.00	0.00	272,048.81	73,146,000.00	15.28%	12.38%
D	12593GAL6	4.463109%	72,503,000.00	72,503,000.00	0.00	269,657.32	0.00	0.00	269,657.32	72,503,000.00	9.15%	7.42%
E	12593GAX0	3.400000%	31,732,000.00	31,732,000.00	0.00	89,907.33	0.00	0.00	89,907.33	31,732,000.00	6.46%	5.25%
F	12593GAZ5	3.400000%	31,087,000.00	31,087,000.00	0.00	84,758.74	0.00	0.00	84,758.74	31,087,000.00	3.83%	3.13%
G*	12593GBB7	3.400000%	45,717,586.00	45,281,021.53	0.00	0.00	0.00	0.00	0.00	45,281,021.53	0.00%	0.00%
V	12593GBD3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12593GBF8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12593GBH4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,462,938,586.00	1,183,130,593.74	1,498,506.16	3,755,526.27	0.00	0.00	5,254,032.43	1,181,632,087.58

Notional Certificates
X-A	12593GAG7	0.609802%	1,100,861,000.00	821,489,572.21	0.00	417,455.28	0.00	0.00	417,455.28	819,991,066.05
X-B	12593GAM4	0.000000%	181,038,000.00	181,038,000.00	0.00	0.00	0.00	0.00	0.00	181,038,000.00
X-C	12593GAP7	0.000000%	72,503,000.00	72,503,000.00	0.00	0.00	0.00	0.00	0.00	72,503,000.00
X-D	12593GAR3	1.063109%	31,732,000.00	31,732,000.00	0.00	28,112.14	0.00	0.00	28,112.14	31,732,000.00
X-E	12593GAT9	1.063109%	31,087,000.00	31,087,000.00	0.00	27,540.72	0.00	0.00	27,540.72	31,087,000.00
X-F	12593GAV4	1.063109%	45,717,586.00	45,281,021.53	0.00	40,115.55	0.00	0.00	40,115.55	45,281,021.53
Notional SubTotal			1,462,938,586.00	1,183,130,593.74	0.00	513,223.69	0.00	0.00	513,223.69	1,181,632,087.58

Deal Distribution Total					1,498,506.16	4,268,749.96	0.00	0.00	5,767,256.12

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12593GAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12593GAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12593GAC6	715.37498264	15.03920273	2.15089412	0.00000000	0.00000000	0.00000000	0.00000000	17.19009685	700.33577991
A-3	12593GAD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12593GAE2	769.81603973	0.00000000	2.32227840	0.00000000	0.00000000	0.00000000	0.00000000	2.32227840	769.81603973
A-5	12593GAF9	1,000.00000000	0.00000000	3.25166666	0.00000000	0.00000000	0.00000000	0.00000000	3.25166666	1,000.00000000
A-M	12593GAH5	1,000.00000000	0.00000000	3.57500000	0.00000000	0.00000000	0.00000000	0.00000000	3.57500000	1,000.00000000
B	12593GAJ1	1,000.00000000	0.00000000	3.71925750	0.00000000	0.00000000	0.00000000	0.00000000	3.71925750	1,000.00000000
C	12593GAK8	1,000.00000000	0.00000000	3.71925751	0.00000000	0.00000000	0.00000000	0.00000000	3.71925751	1,000.00000000
D	12593GAL6	1,000.00000000	0.00000000	3.71925741	0.00000000	0.00000000	0.00000000	0.00000000	3.71925741	1,000.00000000
E	12593GAX0	1,000.00000000	0.00000000	2.83333323	0.00000000	0.00000000	0.00000000	0.00000000	2.83333323	1,000.00000000
F	12593GAZ5	1,000.00000000	0.00000000	2.72650111	0.10683212	0.10683212	0.00000000	0.00000000	2.72650111	1,000.00000000
G	12593GBB7	990.45084161	0.00000000	0.00000000	2.80627744	63.93688809	0.00000000	0.00000000	0.00000000	990.45084161
V	12593GBD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12593GBF8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12593GBH4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12593GAG7	746.22461165	0.00000000	0.37920798	0.00000000	0.00000000	0.00000000	0.00000000	0.37920798	744.86339879
X-B	12593GAM4	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-C	12593GAP7	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	12593GAR3	1,000.00000000	0.00000000	0.88592399	0.00000000	0.00000000	0.00000000	0.00000000	0.88592399	1,000.00000000
X-E	12593GAT9	1,000.00000000	0.00000000	0.88592402	0.00000000	0.00000000	0.00000000	0.00000000	0.88592402	1,000.00000000
X-F	12593GAV4	990.45084161	0.00000000	0.87746431	0.00000000	0.00000000	0.00000000	0.00000000	0.87746431	990.45084161

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	10/01/21 - 10/30/21	30	0.00	214,315.09	0.00	214,315.09	0.00	0.00	0.00	214,315.09	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	10/01/21 - 10/30/21	30	0.00	522,512.64	0.00	522,512.64	0.00	0.00	0.00	522,512.64	0.00
A-5	10/01/21 - 10/30/21	30	0.00	1,626,473.91	0.00	1,626,473.91	0.00	0.00	0.00	1,626,473.91	0.00
X-A	10/01/21 - 10/30/21	30	0.00	417,455.28	0.00	417,455.28	0.00	0.00	0.00	417,455.28	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	10/01/21 - 10/30/21	30	0.00	28,112.14	0.00	28,112.14	0.00	0.00	0.00	28,112.14	0.00
X-E	10/01/21 - 10/30/21	30	0.00	27,540.72	0.00	27,540.72	0.00	0.00	0.00	27,540.72	0.00
X-F	10/01/21 - 10/30/21	30	0.00	40,115.55	0.00	40,115.55	0.00	0.00	0.00	40,115.55	0.00
A-M	10/01/21 - 10/30/21	30	0.00	274,574.30	0.00	274,574.30	0.00	0.00	0.00	274,574.30	0.00
B	10/01/21 - 10/30/21	30	0.00	401,278.13	0.00	401,278.13	0.00	0.00	0.00	401,278.13	0.00
C	10/01/21 - 10/30/21	30	0.00	272,048.81	0.00	272,048.81	0.00	0.00	0.00	272,048.81	0.00
D	10/01/21 - 10/30/21	30	0.00	269,657.32	0.00	269,657.32	0.00	0.00	0.00	269,657.32	0.00
E	10/01/21 - 10/30/21	30	0.00	89,907.33	0.00	89,907.33	0.00	0.00	0.00	89,907.33	0.00
F	10/01/21 - 10/30/21	30	0.00	88,079.83	0.00	88,079.83	3,321.09	0.00	0.00	84,758.74	3,321.09
G	10/01/21 - 10/30/21	30	2,794,743.95	128,296.23	0.00	128,296.23	128,296.23	0.00	0.00	0.00	2,923,040.18
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			2,794,743.95	4,400,367.28	0.00	4,400,367.28	131,617.32	0.00	0.00	4,268,749.96	2,926,361.27

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

	Additional Information
Total Available Distribution Amount (1)	5,767,256.12
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,359,301.79	Master Servicing Fee	6,306.56
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,948.30
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	509.40
ARD Interest	0.00	Operating Advisor Fee	1,639.38
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,359,301.79	Total Fees	11,613.65

Principal		Expenses/Reimbursements
Scheduled Principal	1,498,506.16	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	43,539.68
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	31,986.15
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,412.35
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,498,506.16	Total Expenses/Reimbursements	78,938.18

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,268,749.96
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,498,506.16
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,767,256.12
Total Funds Collected	5,857,807.95	Total Funds Distributed	5,857,807.95

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,183,130,593.74	1,183,130,593.74	Beginning Certificate Balance	1,183,130,593.74
(-) Scheduled Principal Collections	1,498,506.16	1,498,506.16	(-) Principal Distributions	1,498,506.16
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,181,632,087.58	1,181,632,087.58	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,186,204,640.51	1,186,204,640.51	Ending Certificate Balance	1,181,632,087.58
Ending Actual Collateral Balance	1,184,395,379.27	1,184,395,379.27

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.46%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	50,880,915.35	4.31%	40	4.3827	NAP	Defeased	6	50,880,915.35	4.31%	40	4.3827	NAP
	7,499,999 or less	18	84,540,911.14	7.15%	42	4.4565	1.744401	1.39 or less	20	325,047,239.48	27.51%	31	4.4356	0.481976
7,500,000 to 14,999,999		18	208,272,693.04	17.63%	41	4.4150	2.279282	1.40 to 1.44	1	26,000,000.00	2.20%	41	3.9990	1.422300
15,000,000 to 24,999,999		17	334,546,660.21	28.31%	40	4.2935	1.692127	1.45 to 1.54	6	77,601,321.71	6.57%	19	3.6476	1.481219
25,000,000 to 49,999,999		10	310,450,353.39	26.27%	26	4.2773	1.143112	1.55 to 1.99	21	425,950,752.26	36.05%	40	4.3438	1.806509
50,000,000 to 99,999,999		1	67,940,554.45	5.75%	41	4.0350	2.719000	2.00 to 2.49	7	89,122,157.74	7.54%	43	4.1797	2.339888
	100,000,000 or greater	1	125,000,000.00	10.58%	41	3.9990	1.915400	2.50 to 2.99	5	122,498,730.57	10.37%	41	4.0621	2.727573
	Totals	71	1,181,632,087.58	100.00%	37	4.2802	1.738892	3.00 or greater	5	64,530,970.47	5.46%	41	4.4230	5.370798
								Totals	71	1,181,632,087.58	100.00%	37	4.2802	1.738892
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	6	50,880,915.35	4.31%	40	4.3827	NAP	Wisconsin	3	42,411,230.96	3.59%	41	4.1894	1.881694
Arizona	4	42,966,862.26	3.64%	41	4.1553	1.754947	Totals	135	1,181,632,087.58	100.00%	37	4.2802	1.738892
California	13	285,960,391.14	24.20%	42	4.1926	1.705483
									Property Type³
Colorado	6	14,626,373.13	1.24%	39	4.4485	0.773406
Connecticut	1	27,068,927.81	2.29%	41	2.0000	1.479600		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	5	113,545,984.84	9.61%	41	4.1769	2.255604		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	1	7,250,000.00	0.61%	40	4.3000	2.536800	Defeased	6	50,880,915.35	4.31%	40	4.3827	NAP
Illinois	5	29,603,354.04	2.51%	42	4.4090	2.744273	Industrial	31	97,156,582.13	8.22%	43	4.6607	1.742229
Indiana	1	18,558,289.83	1.57%	38	4.3800	(0.090900)	Lodging	16	263,178,488.96	22.27%	41	4.3556	1.767984
Maryland	1	11,808,176.12	1.00%	41	4.0170	2.930900	Mixed Use	4	106,487,427.35	9.01%	(3)	4.5250	0.989347
Michigan	30	71,951,079.11	6.09%	43	4.6585	1.706404	Mobile Home Park	1	17,539,930.54	1.48%	43	4.4120	3.370800
Montana	1	12,677,835.22	1.07%	36	5.0500	13.121100	Multi-Family	4	14,693,387.97	1.24%	43	4.3633	2.024535
Nevada	2	16,151,866.64	1.37%	43	4.2426	1.833990	Office	15	384,478,787.63	32.54%	40	4.0574	1.783236
New Jersey	2	62,188,614.59	5.26%	(6)	4.8242	0.133836	Retail	54	231,503,362.95	19.59%	41	4.2873	1.722823
New York	3	81,776,357.16	6.92%	12	4.5988	1.388382	Self Storage	4	15,713,204.71	1.33%	39	3.7909	3.441186
North Carolina	7	14,049,592.67	1.19%	38	4.7274	1.315306	Totals	135	1,181,632,087.58	100.00%	37	4.2802	1.738892
Ohio	17	36,497,968.72	3.09%	42	4.3140	1.929380
Oregon	1	28,876,306.77	2.44%	41	4.0350	(0.502400)
Puerto Rico	1	27,636,061.20	2.34%	43	4.1300	2.455700
South Carolina	12	18,644,197.17	1.58%	39	4.4311	1.562648
Tennessee	1	21,008,273.37	1.78%	38	4.2450	0.497700
Texas	6	70,899,023.50	6.00%	42	4.0457	1.656552
Utah	1	10,117,624.57	0.86%	43	4.1623	1.516900
Virginia	1	25,020,325.15	2.12%	43	4.8300	1.595400
Washington	4	39,456,456.26	3.34%	42	4.4510	2.260929

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	50,880,915.35	4.31%	40	4.3827	NAP	Defeased	6	50,880,915.35	4.31%	40	4.3827	NAP
	4.4999% or less	43	762,640,939.98	64.54%	41	4.0599	1.730810	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	13	241,759,828.44	20.46%	21	4.6157	1.285868	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	9	126,350,403.81	10.69%	42	4.9260	2.662895	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	71	1,181,632,087.58	100.00%	37	4.2802	1.738892	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	65	1,130,751,172.23	95.69%	37	4.2755	1.739831
								Totals	71	1,181,632,087.58	100.00%	37	4.2802	1.738892
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	50,880,915.35	4.31%	40	4.3827	NAP	Defeased	6	50,880,915.35	4.31%	40	4.3827	NAP
	60 months or less	65	1,130,751,172.23	95.69%	37	4.2755	1.739831	Interest Only	11	304,450,000.00	25.77%	32	4.2133	1.614315
	61 to 95 months	0	0.00	0.00%	0	0.0000	0.000000	120 months or less	1	22,500,000.00	1.90%	43	4.0400	2.720400
	96 to 117 months	0	0.00	0.00%	0	0.0000	0.000000	121 months or more	53	803,801,172.23	68.02%	38	4.3057	1.759924
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	71	1,181,632,087.58	100.00%	37	4.2802	1.738892
	Totals	71	1,181,632,087.58	100.00%	37	4.2802	1.738892
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	50,880,915.35	4.31%	40	4.3827	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	61	1,055,514,838.40	89.33%	38	4.2668	1.822425
	12 to 24 months	4	75,236,333.83	6.37%	18	4.3978	0.581090
	24 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	71	1,181,632,087.58	100.00%	37	4.2802	1.738892
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
38	406100289	RT	South Brunswick	NJ	Actual/360	5.280%	60,610.30	17,097.08	0.00	N/A	04/06/25	--	13,330,711.67	13,313,614.59	11/06/21
39	406100290	RT	Laurel	MD	Actual/360	4.017%	40,927.29	23,656.15	0.00	N/A	04/06/25	--	11,831,832.27	11,808,176.12	11/06/21
40	304171040	LO	Marina Del Rey	CA	Actual/360	4.540%	51,995.61	0.00	0.00	N/A	06/06/25	--	13,300,000.00	13,300,000.00	11/06/21
41	406100306	MF	Warren	MI	Actual/360	4.706%	48,990.92	19,127.63	0.00	N/A	06/06/25	--	12,089,391.43	12,070,263.80	11/06/21
42	304171042	MU	Santa Fe Springs	CA	Actual/360	4.150%	46,456.94	0.00	0.00	N/A	05/06/25	--	13,000,000.00	13,000,000.00	11/06/21
43	304171043	LO	Venice	CA	Actual/360	4.490%	48,813.16	0.00	0.00	N/A	06/06/25	--	12,625,000.00	12,625,000.00	11/06/21
44	406100282	LO	Littleton	CO	Actual/360	4.390%	39,223.65	28,927.66	0.00	N/A	03/06/25	--	10,375,863.33	10,346,935.67	11/06/21
46	406100270	OF	Burbank	CA	Actual/360	4.557%	40,473.56	19,205.54	0.00	N/A	01/06/25	--	10,314,144.93	10,294,939.39	11/06/21
47	406100283	LO	Various	OH	Actual/360	4.900%	41,273.11	25,575.82	0.00	N/A	03/06/25	--	9,781,646.01	9,756,070.19	02/06/20
48	304171048	RT	Lubbock	TX	Actual/360	3.970%	35,620.09	17,181.21	0.00	N/A	05/06/25	--	10,419,462.35	10,402,281.14	11/06/21
49	304171049	RT	St. George	UT	Actual/360	4.162%	36,321.10	16,036.32	0.00	N/A	06/06/25	--	10,133,660.89	10,117,624.57	11/06/21
51	406100281	RT	Fort Lauderdale	FL	Actual/360	4.450%	31,136.59	15,205.54	0.00	N/A	03/06/25	--	8,125,532.13	8,110,326.59	11/06/21
52	406100298	MF	Columbus	OH	Actual/360	4.223%	32,011.18	12,121.27	0.00	N/A	06/06/25	--	8,802,811.30	8,790,690.03	11/06/21
53	304171053	LO	Port Richey	FL	Actual/360	4.870%	27,257.76	33,298.59	0.00	N/A	06/06/25	--	6,499,429.62	6,466,131.03	11/06/21
54	304171054	MU	Fountain Valley	CA	Actual/360	4.150%	29,839.65	0.00	0.00	N/A	01/06/25	--	8,350,000.00	8,350,000.00	11/06/21
56	406100292	RT	Escondido	CA	Actual/360	4.217%	26,747.45	12,453.34	0.00	N/A	04/06/25	--	7,365,794.82	7,353,341.48	11/06/21
57	304171057	RT	Chicago	IL	Actual/360	4.360%	28,540.78	10,334.49	0.00	N/A	03/05/25	--	7,601,864.01	7,591,529.52	09/05/20
58	304171058	MF	Decatur	GA	Actual/360	4.500%	26,770.99	11,230.41	0.00	N/A	11/06/24	--	6,908,641.97	6,897,411.56	11/06/21
59	304171059	RT	Various	MI	Actual/360	4.780%	27,605.58	11,653.70	0.00	N/A	06/06/25	--	6,706,714.06	6,695,060.36	11/06/21
60	302691117	OF	Irving	TX	Actual/360	4.170%	25,123.74	11,055.89	0.00	N/A	06/06/25	--	6,996,632.42	6,985,576.53	11/06/21
61	406100285	RT	Dunwoody	GA	Actual/360	4.300%	26,845.14	0.00	0.00	N/A	03/06/25	--	7,250,000.00	7,250,000.00	11/06/21
63	302691109	MF	Bradenton	FL	Actual/360	4.170%	23,087.97	11,020.78	0.00	N/A	11/05/24	--	6,429,697.04	6,418,676.26	11/06/21
64	302691114	RT	Surfside Beach	SC	Actual/360	4.250%	21,763.20	11,442.74	0.00	N/A	04/06/25	--	5,946,680.56	5,935,237.82	10/06/21
65	406100297	LO	Charlotte	NC	Actual/360	4.929%	24,227.64	14,663.24	0.00	N/A	05/06/25	--	5,708,120.04	5,693,456.80	07/06/20
66	304171066	OF	Tucson	AZ	Actual/360	4.662%	23,134.58	7,231.77	0.00	N/A	06/06/25	--	5,762,137.58	5,754,905.81	11/06/21
69	656100426	IN	Houston	TX	Actual/360	4.200%	16,951.46	8,990.90	0.00	N/A	06/06/25	--	4,687,040.87	4,678,049.97	11/06/21
70	406100296	RT	Taylor	MI	Actual/360	4.498%	18,073.14	10,824.25	0.00	N/A	05/06/25	--	4,666,110.63	4,655,286.38	11/06/21
72	302691120	RT	Chapin	SC	Actual/360	4.370%	16,183.27	8,017.76	0.00	N/A	06/06/25	--	4,300,567.51	4,292,549.75	11/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
73	406100302	IN	Milpitas	CA	Actual/360	4.142%	14,477.64	7,861.70	0.00	N/A	06/06/25	--	4,059,087.21	4,051,225.51	11/06/21
74	304171074	MF	Lewisville	TX	Actual/360	4.439%	14,936.26	7,199.48	0.00	N/A	03/06/25	--	3,907,223.69	3,900,024.21	11/06/21
75	304171075	MF	Denton	TX	Actual/360	4.611%	12,208.53	5,501.01	0.00	N/A	06/06/25	--	3,074,543.80	3,069,042.79	11/06/21
76	406100301	IN	Escondido	CA	Actual/360	4.739%	11,469.16	4,264.57	0.00	N/A	06/06/25	--	2,810,513.70	2,806,249.13	11/06/21
77	302691123	MF	Danville	IL	Actual/360	4.530%	11,069.94	4,184.14	0.00	N/A	06/06/25	--	2,837,839.29	2,833,655.15	11/06/21
78	406100280	OF	Reno	NV	Actual/360	4.328%	7,784.62	5,868.25	0.00	N/A	03/06/25	--	2,088,772.05	2,082,903.80	11/06/21
79	304171079	SS	Yuma	AZ	Actual/360	4.000%	7,922.22	0.00	0.00	N/A	05/06/25	--	2,300,000.00	2,300,000.00	11/06/21
80	302691116	RT	Antioch	IL	Actual/360	4.395%	6,211.58	3,047.03	0.00	N/A	06/06/25	--	1,641,285.86	1,638,238.83	11/06/21
1	406100303	OF	West Hollywood	CA	Actual/360	3.999%	430,447.92	0.00	0.00	N/A	04/06/25	--	125,000,000.00	125,000,000.00	11/06/21
3	304171003	LO	Key West	FL	Actual/360	4.035%	236,538.91	136,359.99	0.00	N/A	04/06/25	--	68,076,914.44	67,940,554.45	11/06/21
4	302691111	MU	Secaucus	NJ	Actual/360	4.700%	197,807.99	0.00	0.00	N/A	04/06/20	--	48,875,000.00	48,875,000.00	04/06/21
5	302691119	IN	Various	MI	Actual/360	4.500%	154,938.30	68,003.24	0.00	N/A	06/06/25	--	39,984,076.69	39,916,073.45	11/06/21
6	304171006	MU	Menands	NY	Actual/360	4.600%	115,232.37	78,493.31	0.00	N/A	04/06/20	--	29,090,920.66	29,012,427.35	10/06/20
7	303750007	OF	Rye Brook	NY	Actual/360	4.695%	129,542.32	41,183.16	0.00	N/A	11/05/24	--	32,043,163.27	32,001,980.11	11/05/21
8	302691115	LO	Portland	OR	Actual/360	4.035%	100,533.55	57,680.10	0.00	N/A	04/06/25	--	28,933,986.87	28,876,306.77	09/06/21
9	656100427	OF	San Juan	PR	Actual/360	4.130%	98,451.84	47,030.24	0.00	N/A	06/01/25	--	27,683,091.44	27,636,061.20	11/01/21
11	304171011	OF	Hartford	CT	Actual/360	2.000%	45,114.88	0.00	0.00	N/A	04/05/25	--	27,068,927.81	27,068,927.81	11/05/21
12	304171012	OF	Everett	WA	Actual/360	4.809%	108,020.20	39,046.93	0.00	N/A	06/06/25	--	26,082,298.48	26,043,251.55	11/06/21
13	656100431	IN	Vienna	VA	Actual/360	4.830%	104,243.26	43,171.20	0.00	N/A	06/06/25	--	25,063,496.35	25,020,325.15	11/06/21
14	406100305	OF	West Hollywood	CA	Actual/360	3.999%	89,533.17	0.00	0.00	N/A	04/06/25	--	26,000,000.00	26,000,000.00	11/06/21
15	304171015	OF	Milwaukee	WI	Actual/360	4.250%	85,966.83	39,477.84	0.00	N/A	04/06/25	--	23,489,987.15	23,450,509.31	11/06/21
16	304171016	LO	Manhattan Beach	CA	Actual/360	4.310%	85,813.39	35,574.02	0.00	N/A	06/06/25	--	23,121,637.33	23,086,063.31	10/06/21
17	304171017	RT	Midland	TX	Actual/360	3.940%	81,084.37	35,036.49	0.00	N/A	05/06/25	--	23,899,109.56	23,864,073.07	11/06/21
18	303750024	RT	Various	Various	Actual/360	4.590%	83,364.19	39,527.07	0.00	N/A	11/05/24	--	21,091,510.01	21,051,982.94	11/05/21
19	406100304	RT	Various	Various	Actual/360	4.040%	78,275.00	0.00	0.00	N/A	06/06/25	--	22,500,000.00	22,500,000.00	11/06/21
20	304171020	LO	Brentwood	TN	Actual/360	4.245%	76,917.19	33,703.43	0.00	N/A	01/05/25	--	21,041,976.80	21,008,273.37	11/05/21
21	406100299	IN	Various	MI	Actual/360	4.961%	88,520.44	36,552.78	0.00	N/A	06/06/25	--	20,721,211.70	20,684,658.92	11/06/21
22	304171022	OF	Hauppauge	NY	Actual/360	4.449%	79,660.08	31,145.01	0.00	N/A	06/05/23	--	20,793,094.71	20,761,949.70	11/05/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
23	304171023	OF	Plano	TX	Actual/360	4.045%	76,281.96	0.00	0.00	05/06/25	07/06/26	--	21,900,000.00	21,900,000.00	11/06/21
24	304171024	RT	Nogales	AZ	Actual/360	4.150%	70,965.89	32,209.54	0.00	N/A	02/06/25	--	19,858,313.71	19,826,104.17	11/06/21
25	304171025	LO	South Bend	IN	Actual/360	4.380%	70,112.80	31,052.19	0.00	N/A	01/05/25	--	18,589,342.02	18,558,289.83	06/05/21
26	406100309	MH	Bourbonnais	IL	Actual/360	4.412%	66,761.68	32,529.38	0.00	N/A	06/06/25	--	17,572,459.92	17,539,930.54	11/06/21
27	304171027	LO	Pismo Beach	CA	Actual/360	4.540%	72,715.67	0.00	0.00	N/A	06/06/25	--	18,600,000.00	18,600,000.00	11/06/21
28	304171028	OF	Tempe	AZ	Actual/360	3.993%	51,968.67	30,167.80	0.00	N/A	05/06/25	--	15,116,020.08	15,085,852.28	11/06/21
29	406100291	RT	Florida City	FL	Actual/360	4.151%	57,059.97	25,587.49	0.00	N/A	04/06/25	--	15,963,186.81	15,937,599.32	11/06/21
30	304171030	RT	Saint Petersburg	FL	Actual/360	4.399%	57,253.13	22,859.16	0.00	N/A	06/06/25	--	15,114,232.61	15,091,373.45	11/06/21
31	304171031	LO	Fairfield	CA	Actual/360	4.730%	58,117.31	25,153.49	0.00	N/A	05/06/25	--	14,268,725.81	14,243,572.32	11/06/21
32	304171032	MU	Garden Grove	CA	Actual/360	4.150%	55,748.33	0.00	0.00	N/A	05/06/25	--	15,600,000.00	15,600,000.00	11/06/21
33	406100260	LO	Greenough	MT	Actual/360	5.050%	55,315.42	42,413.82	0.00	N/A	11/06/24	--	12,720,249.04	12,677,835.22	10/06/21
34	406100279	SS	Spokane	WA	Actual/360	3.755%	43,462.94	28,363.96	0.00	N/A	02/06/25	--	13,441,568.67	13,413,204.71	11/06/21
35	304171035	OF	Milwaukee	WI	Actual/360	4.138%	51,436.36	23,194.71	0.00	N/A	04/06/25	--	14,435,124.85	14,411,930.14	11/06/21
36	302691122	RT	Las Vegas	NV	Actual/360	4.230%	51,331.83	23,510.56	0.00	N/A	06/06/25	--	14,092,473.40	14,068,962.84	11/06/21
37	304171037	RT	Austin	TX	Actual/360	4.260%	48,677.83	25,200.99	0.00	N/A	06/06/25	--	13,269,740.51	13,244,539.52	11/06/21
Totals							4,359,301.79	1,498,506.16	0.00				1,183,130,593.74	1,181,632,087.58
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	10,356,735.64	9,882,518.02	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,979,853.80	13,281,233.80	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	(135,289.00)	01/01/21	06/30/21	--	0.00	0.00	197,467.09	1,364,060.53	167,234.46	0.00
5	5,443,568.86	2,449,760.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,384,055.00	3,527,489.00	07/01/19	06/30/20	06/07/21	7,602,961.79	503,342.68	163,069.26	2,143,024.48	163,523.04	0.00
7	8,344,001.92	3,839,402.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,135,199.00	(519,095.00)	01/01/20	09/30/20	08/06/21	0.00	0.00	158,011.84	1,580,882.08	497,933.86	0.00
9	4,407,030.07	2,277,040.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	71,638.17	552,270.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,489,115.76	1,766,855.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,115,898.29	2,188,392.03	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,658,369.89	1,548,000.45	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	1,760.50	0.00
15	3,319,770.23	1,559,857.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	(182,994.51)	104,044.72	07/01/20	06/30/21	--	0.00	0.00	121,572.68	121,572.68	0.00	0.00
17	977,568.63	858,105.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,087,306.00	3,184,740.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,473,710.00	1,882,112.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	(346,701.00)	420,304.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,639,726.00	722,718.75	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,708,157.55	1,228,981.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,132,002.35	1,677,965.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,736,847.77	1,310,100.35	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	159,208.18	01/01/21	06/30/21	05/06/21	1,025,410.53	11,464.66	97,172.24	501,565.47	0.00	0.00
26	3,769,029.11	2,029,477.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,194,141.86	3,388,472.43	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,890,995.36	1,568,714.77	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,714,041.61	1,473,338.94	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,337,906.20	687,111.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	985,502.43	1,935,830.43	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,610,399.05	830,928.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	13,144,569.85	17,139,196.54	07/01/20	06/30/21	--	0.00	0.00	97,674.47	97,674.47	0.00	0.00
34	2,467,501.40	2,086,191.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,672,688.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,853,340.46	924,960.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	1,262,472.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	2,328,697.35	1,804,115.91	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	88,250.76	267,594.34	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	1,420,036.23	777,136.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	35,517.05	123,472.47	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	244,756.00	440,322.32	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,291,162.65	661,210.41	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	107,508.00	01/01/20	03/31/20	08/06/21	0.00	0.00	66,780.70	1,402,936.75	210,937.68	0.00
48	909,833.01	871,164.71	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	856,750.91	516,090.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	311,014.96	252,689.63	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1,292,876.20	979,249.90	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1,459,371.45	1,722,531.45	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	633,405.17	341,756.09	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	703,198.00	0.00	--	--	05/06/21	2,592,994.76	67,127.59	29,098.16	476,672.32	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	694,705.39	392,461.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	670,636.43	252,979.93	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	777,180.56	430,673.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	577,988.62	488,914.07	01/01/21	09/30/21	--	0.00	0.00	33,180.34	33,180.34	0.00	0.00
65	186,577.00	230,971.84	01/01/21	06/30/21	08/06/21	0.00	0.00	38,851.07	621,859.67	16,235.56	0.00
66	579,127.85	326,383.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	709,100.57	360,173.31	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	631,012.49	324,629.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	461,811.91	295,378.08	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
73	561,343.10	542,755.62	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
74	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
75	301,345.60	258,213.45	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
76	315,576.98	185,619.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
77	214,883.32	160,857.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
78	185,963.93	107,890.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
79	450,468.17	240,811.41	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
80	153,598.45	86,638.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	120,879,637.48	99,381,133.16				11,221,367.08	581,934.93	1,002,877.84	8,343,428.79	1,057,625.10	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 19 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/15/21	1	28,876,306.77	0	0.00	4	41,599,346.34	1	18,558,289.83	1	29,012,427.35	1	7,591,529.52	0	0.00	0	0.00	4.280156%	4.236869%	37
10/13/21	0	0.00	0	0.00	5	70,614,958.95	0	0.00	1	29,090,920.66	0	0.00	0	0.00	0	0.00	4.280306%	4.237011%	38
09/13/21	0	0.00	1	18,622,534.76	4	52,139,729.68	0	0.00	1	29,172,817.21	0	0.00	0	0.00	0	0.00	4.280467%	4.235446%	39
08/12/21	1	18,653,345.55	0	0.00	4	52,247,145.73	0	0.00	1	29,250,677.71	0	0.00	0	0.00	0	0.00	4.280614%	4.235586%	40
07/12/21	0	0.00	0	0.00	4	52,354,157.15	0	0.00	1	29,328,231.01	0	0.00	0	0.00	0	0.00	4.280761%	4.235724%	41
06/11/21	0	0.00	0	0.00	5	71,183,961.08	0	0.00	1	29,409,221.34	0	0.00	0	0.00	0	0.00	4.280918%	4.235873%	42
05/12/21	0	0.00	0	0.00	5	71,320,600.41	0	0.00	1	29,486,149.11	1	10,521,390.87	0	0.00	0	0.00	4.281063%	4.224292%	43
04/12/21	0	0.00	0	0.00	7	106,130,934.93	1	29,566,536.40	0	0.00	0	0.00	0	0.00	0	0.00	4.281217%	4.224432%	44
03/12/21	0	0.00	1	18,810,182.54	6	87,518,681.12	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.281360%	4.224561%	45
02/12/21	1	8,251,126.82	1	18,847,141.60	6	87,716,638.38	0	0.00	0	0.00	1	8,251,126.82	0	0.00	0	0.00	4.281535%	4.224722%	46
01/12/21	1	23,452,450.69	0	0.00	7	106,760,108.63	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.281675%	4.222639%	47
12/11/20	0	0.00	1	18,906,962.66	7	96,329,155.50	0	0.00	0	0.00	0	0.00	0	0.00	3	139,743,913.98	4.281815%	4.222764%	48
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 30

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	302691111	04/06/21	6	5	197,467.09	1,364,060.53	275,831.15	48,875,000.00	04/24/20	2
6	304171006	10/06/20	12	5	163,069.26	2,143,024.48	182,955.99	30,034,858.18	12/20/19	7			05/04/21
8	302691115	09/06/21	1	1	158,011.84	1,580,882.08	522,286.16	29,446,140.84	06/29/20	13
16	304171016	10/06/21	0	B	121,572.68	121,572.68	0.00	23,121,637.33
25	304171025	06/05/21	4	6	97,172.24	501,565.47	0.00	18,716,888.92	08/26/20	2		10/29/21
33	406100260	10/06/21	0	B	97,674.47	97,674.47	0.00	12,720,249.04
47	406100283	02/06/20	20	6	66,780.70	1,402,936.75	260,972.65	10,286,963.29	12/20/19	13
57	304171057	09/05/20	13	6	29,098.16	476,672.32	181,287.36	7,740,007.66	07/22/20	1
64	302691114	10/06/21	0	B	33,180.34	33,180.34	0.00	5,946,680.56
65	406100297	07/06/20	15	6	38,851.07	621,859.67	29,135.56	5,926,921.81	08/21/20	13
Totals					1,002,877.84	8,343,428.79	1,452,468.87	192,815,347.63
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		77,887,427	0	48,875,000		29,012,427
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		20,761,950	20,761,950	0		0
25 - 36 Months		79,047,886	79,047,886	0		0
37 - 48 Months		982,034,824	911,559,171	51,917,363		18,558,290
49 - 60 Months		21,900,000	21,900,000	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	1,181,632,088	1,033,269,007	28,876,307	0	71,916,057	47,570,717
Oct-21	1,183,130,594	1,034,549,714	0	0	119,489,959	29,090,921
Sep-21	1,184,723,808	1,035,913,726	0	18,622,535	101,014,730	29,172,817
Aug-21	1,186,210,608	1,037,184,439	18,653,346	0	101,122,146	29,250,678
Jul-21	1,187,691,780	1,057,134,392	0	0	101,229,157	29,328,231
Jun-21	1,189,268,282	1,039,800,099	0	0	120,058,961	29,409,221
May-21	1,190,737,878	1,041,056,128	0	0	120,195,600	29,486,149
Apr-21	1,192,303,217	1,007,730,746	0	0	155,005,935	29,566,536
Mar-21	1,193,761,324	1,008,914,617	0	18,810,183	166,036,525	0
Feb-21	1,195,519,009	1,002,098,901	8,251,127	18,847,142	166,321,839	0
Jan-21	1,196,964,937	988,071,515	23,452,451	0	185,440,971	0
Dec-20	1,198,405,392	1,004,413,049	0	18,906,963	175,085,381	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	302691111	48,875,000.00	48,875,000.00	68,100,000.00	07/12/21	(206,588.00)	(0.17740)	06/30/21	04/06/20	I/O
6	304171006	29,012,427.35	30,034,858.18	20,800,000.00	08/09/21	3,380,822.00	1.45420	06/30/20	04/06/20	220
8	302691115	28,876,306.77	29,446,140.84	36,900,000.00	05/30/21	(715,414.00)	(0.50240)	09/30/20	04/06/25	280
25	304171025	18,558,289.83	18,716,888.92	19,400,000.00	04/16/21	(55,198.82)	(0.09090)	06/30/21	01/05/25	283
47	406100283	9,756,070.19	10,286,963.29	16,100,000.00	07/08/21	61,515.00	0.10220	03/31/20	03/06/25	219
57	304171057	7,591,529.52	7,740,007.66	5,900,000.00	08/18/21	683,099.00	1.98110	12/31/19	03/05/25	283
65	406100297	5,693,456.80	5,926,921.81	9,000,000.00	08/16/21	179,434.84	0.76890	06/30/21	05/06/25	221
Totals		148,363,080.46	151,026,780.70	176,200,000.00		3,327,670.02

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
4	302691111	MU	NJ	04/24/20	2

Borrower is in maturity default. Borrower is not willing to put additional capital into the project. Special Servicer has commenced the foreclosure process; receiver's sale set for August 18, 2021 has been postponed.

6	304171006	MU	NY	12/20/19	7

Riverview Center is an 8-story Class-B Flex/Office building consisting of 977,780 SF located in Menands, New York - close to Albany. Title was transferred to Lender in May 2021 with a recorded deed date of 5/27/2021.

							A Property manager

and leasing agen t have been placed. Lease renewals have been completed with the Department of Health, General Dynamics and Health Research Inc. A new lease has been signed with Mt. Sinai. Occupancy is currently 58%. Occupancy

	continues to stabilize. The Property is currently being marketed for sale by Cushman and Wakefield with an expected closing date of 3/31/2022.

8	302691115	LO	OR	06/29/20	13

Loan transferred for Borrower declared Imminent Monetary Default as a result of the Covid-19 pandemic. The special servicer continues to monitor loan and asset performance and process Borrower's pending consent request. Any enforcement

	of lender's rights are subject to local OR legislation.

25	304171025	LO	IN	08/26/20	2
	The Loan is in monetary default and Special Servicer is dual tracking (foreclosure / settlement).

47	406100283	LO	OH	12/20/19	13
	Borrower has requested COVID-related debt relief.			Discussions with Borrower are ongoing regarding Borrower's modification request.

57	304171057	RT	IL	07/22/20	1

The Loan transferred due to Monetary Default as a result of the Covid-19 pandemic. A pre-negotiation has been executed. Special Servicer has evaluated several lease consents. Special servicer has received lender's consent to a long term

	forbearance agree ment with the borrower. Forbearance was executed and loan will be returned to the master servicer after budget and property management change approvals.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
65	406100297	LO	NC	08/21/20	13

Loan transferred for Imminent Monetary Default at Borrower's request as a result of the Covid-19 pandemic. Borrower received a PPP loan and an EIDL Loan. Borrower has since returned the EIDL loan. Special Servicer is evaluating resolution options at thi s time.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	304171011	0.00	4.26000%	0.00	1.00000%	8	08/05/19	08/05/19	07/05/19
11	304171011	0.00	1.00000%	0.00	1.00000%	8	07/25/19	08/05/19	07/05/19
44	406100282	0.00	4.39000%	0.00	4.39000%	10	04/07/21	04/01/20	05/06/21
44	406100282	0.00	4.39000%	0.00	4.39000%	10	04/01/21	04/01/20	05/06/21
51	406100281	8,399,370.77	4.45000%	8,399,370.77	4.45000%	10	12/28/20	05/06/20	01/21/21
51	406100281	0.00	4.45000%	0.00	4.45000%	10	12/28/21	05/06/20	01/21/21
57	304171057	0.00	4.36000%	0.00	4.36000%	10	10/25/21	10/25/21	--
Totals		8,399,370.77		8,399,370.77
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
2	406100311	12/11/20	108,974,889.40	166,250,000.00	110,619,191.10	1,644,301.76	110,619,191.10	108,974,889.34	0.00	0.00	0.00	0.00	0.00%
71	304171071	12/11/20	4,418,879.89	6,900,000.00	4,189,840.85	207,525.85	4,189,840.85	3,982,315.00	436,564.89	0.00	0.00	436,564.89	8.73%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			113,393,769.29	173,150,000.00	114,809,031.95	1,851,827.61	114,809,031.95	112,957,204.34	436,564.89	0.00	0.00	436,564.89

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
2	406100311	12/11/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
71	304171071	12/11/20	0.00	0.00	436,564.89	0.00	0.00	436,564.89	0.00	0.00	436,564.89
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	436,564.89	0.00	0.00	436,564.89	0.00	0.00	436,564.89

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	10,521.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	6,262.63	0.00	0.00	29,952.50	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	6,228.84	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	52,679.14
17	0.00	0.00	0.00	0.00	1,161.21	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	1,106.21	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	4,001.87	0.00	0.00	3,863.09	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	0.00	0.00	681.51	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	2,105.77	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	0.00	0.00	463.42	0.00	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	1,636.51	0.00	0.00	9,724.09	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	0.00	1,228.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	31,986.15	0.00	3,412.35	43,539.68	0.00	0.00	0.00	0.00	0.00	52,679.14
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		131,617.32

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Supplemental Notes
None

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